Financial Risk Management Objectives - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Copper costs as a percentage of product cost	82.00%	85.00%
Cash and cash equivalents	$ 53,673	$ 60,778	$ 46,093	$ 48,231
Unutilized amounts of bank loans	208,000
Financial liabilities	35,000
Mortgage of land, buildings, machinery and equipment, investment properties and land use rights	15,099	9,084
Pledge of other receivables	4,847	7,525
Assets and uncalled capital pledged as security	1,339	1,200
Subsidiary [Member]
Disclosure Of Financial Instruments [Line Items]
Assets and uncalled capital pledged as security	$ 27,454	$ 27,731
One major customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	9.31%	8.20%
Interest rate risk [Member]
Disclosure Of Financial Instruments [Line Items]
Change of interest rates	0.30%	0.30%
Change in profit before tax due to change of interest rates	$ 46	$ 64
Top Of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	25.00%
Weighted average [Member]
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	3.72%	3.68%